Income Tax Expenses - Additional Information (Detail)	12 Months Ended								12 Months Ended																				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2007 CNY	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juyan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Haoji Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2011 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2011 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2011 Beijing Giant Glorious Mission Information Technology Co Ltd	Dec. 31, 2011 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2009 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2008 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Fiscal Year 2013	Dec. 31, 2011 Fiscal Year 2014	Dec. 31, 2011 Fiscal Year 2015	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2008 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2007 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2006 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Fiscal Year 2012	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2011 PRC
Income Taxes [Line Items]
Corporate Income Tax ("CIT") statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%													15.00%				25.00%
Income tax holiday description																																Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.
Tax holiday period																																					5 years
Tax exemption period																																					2 years
Period for CIT reduction																																					3 years
CIT tax rate reduction																																	50.00%	50.00%	50.00%	50.00%	50.00%
Suggested Corporate Income Tax ("CIT") statutory rate																																24.00%	22.00%	20.00%	18.00%			25.00%
Preferential CIT income tax rate																								15.00%	15.00%	15.00%													15.00%
Preferential CIT income tax rate period																																							3 years
Tax exemption period	On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax ("CIT") for the first and second profitable years, and a further 50% exemption for the three succeeding years	On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax ("CIT") for the first and second profitable years, and a further 50% exemption for the three succeeding years
Transitional income tax rate																													12.50%	50.00%	25.00%
Withholding income tax for dividends distributed																																								10.00%
Dividend distribution	$ 0		$ 0		$ 0
Deferred tax liability				259,415,894		259,415,894	259,415,894	259,415,894
Undistributed Earnings	413,533,323	2,602,737,384
Future enacted tax rate change									15.00%	25.00%
Valuation allowances																											458,446	2,885,413
Net operating tax losses carry forwarded	4,787,090	30,129,468
Net operating tax losses carry forwarded, expiration period	Will expire between the years 2015 and 2017.	Will expire between the years 2015 and 2017.
Net operating tax losses, expiration year									2015	2017
Unrecognized tax benefit	7,062,636	44,451,522		14,758,798		9,955,138
Recognized interest or penalties related to uncertain tax positions		0		0		0
Open tax year subject to examination by tax authorities									2005	2011